Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	May 03, 2021	Dec. 31, 2021	Nov. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (the “PVP Requirements”), we are providing the following information about the relationship between compensation reported in the summary compensation table (“SCT”) and compensation actually paid (“CAP”) as calculated under the PVP Requirements to our principal executive officer (“PEO”) and our other named executive officers (“NEOs”) and certain financial performance measures.

	Vinayak R. Hegde		Kenneth S. Booth		Brett A. Roberts				Value of Initial Fixed $100 Investment Based on: (d)
Year	SCT Total for PEO ($) (a)	CAP to PEO ($) (b)	SCT Total for PEO ($) (a)	CAP to PEO ($) (b)	SCT Total for PEO ($) (a)	CAP to PEO ($) (b)	Average SCT Total for NEOs ($) (c)	CAP to NEOs ($) (b) (c)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	GAAP Net Income ($ in millions)	Economic Profit ($ in millions) (e)
2025	$62,567,647	$62,851,930	$27,416,214	$26,271,243	n/a	n/a	$1,473,848	$901,342	$128.05	$197.82	$423.9	$173.3
2024	n/a	n/a	1,018,553	(2,289,737)	n/a	n/a	13,133,539	11,924,232	106.09	198.91	247.9	206.8
2023	n/a	n/a	1,016,500	3,552,673	n/a	n/a	677,825	1,415,826	120.40	152.34	286.1	260.5
2022	n/a	n/a	1,015,250	(22,614,425)	n/a	n/a	4,418,311	1,709,981	107.24	125.51	535.8	476.6
2021	n/a	n/a	30,526,345	59,123,384	$359,911	(46,514,489)	10,101,413	15,536,684	155.47	148.00	958.3	574.1

(a)During 2025, our PEOs were Mr. Booth (until his transition to Executive Board Member effective November 13, 2025) and Mr. Hegde (beginning on November 13, 2025). During 2024, 2023, and 2022, our PEO was Mr. Booth. During 2021, our PEOs were Mr. Roberts (until his retirement effective May 3, 2021) and Mr. Booth (beginning on May 3, 2021).

(b)Compensation actually paid, as computed under SEC rules, requires starting with the “Total” column of the SCT and making certain adjustments to reflect adjusted values to equity awards based on stock prices as of year end or the relevant vesting dates and, in the case of stock option awards, various other accounting valuation assumptions. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our PEO and average CAP for our non-PEO NEOs:

	PEOs
	2025 (Hegde)	2025 (Booth)	2024	2023	2022	2021 (Booth)	2021 (Roberts)
Compensation reported in the SCT	$62,567,647	$27,416,214	$1,018,553	$1,016,500	$1,015,250	$30,526,345	$359,911
Adjustments related to stock options
Deduction for amounts reported in the “Option Awards” column in the SCT	—	—	—	—	—	(29,623,631)	—
Increase for fair value of awards granted during year that remain unvested as of year end	—	—	—	—	—	53,755,806	—
Increase for fair value of awards granted during year that vested during year	—	—	—	—	—	4,392,539	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	—	(1,601,679)	2,890,227	(17,456,114)	—	—
Deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(148,648)	(87,405)	(1,706,611)	(354,054)	(6,173,561)	—	—
Adjustments related to RSUs and restricted shares
Deduction for amounts reported in the “Stock Awards” column in the SCT (1)	(61,833,291)	(26,380,906)		—	—	—	—
Increase for fair value of awards granted during year that remain unvested as of year end	62,266,219	25,323,340		—	—	—	—
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(1,586)	—	—	—	—	—	—
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	1,589	—	—	—	—	72,325	1,585,200
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	—	(48,459,600)
Compensation actually paid	$62,851,930	$26,271,243	$(2,289,737)	$3,552,673	$(22,614,425)	$59,123,384	$(46,514,489)

(1) The 2025 amount reported for Mr. Hegde includes 410 RSUs granted on June 4, 2025 in connection with the annual equity award for his service as a director prior to his appointment as Chief Executive Officer, which was reported in the “All Other Compensation” column in the SCT.

	Non-PEO NEOs
	2025	2024	2023	2022	2021
Compensation reported in the SCT	$1,473,848	$13,133,539	$677,825	$4,418,311	$10,101,413
Adjustments related to stock options
Deduction for amounts reported in the “Option Awards” column in the SCT	—	—	—	(1,885,347)	(9,403,018)
Increase for fair value of awards granted during year that remain unvested as of year end	—	—	—	1,630,624	10,463,258
Increase for fair value of awards granted during year that vested during year	—	—	—	—	4,304,688
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(31,263)	(9,424)	499,504	(1,554,222)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(28,829)	(867,963)	166,584	(916,535)	—
Adjustments related to RSUs
Deduction for amounts reported in the “Stock Awards” column in the SCT	(430,594)	(12,496,450)	—	(2,117,650)	—
Increase for fair value of awards granted during year that remain unvested as of year end	426,697	12,164,530	—	2,134,800	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(533,629)	—	87,495	—	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	25,112	—	(15,582)	—	70,343
Compensation actually paid	$901,342	$11,924,232	$1,415,826	$1,709,981	$15,536,684

(c)Our non-PEO NEOs consisted of the following individuals:
2025: Messrs. Busk, Martin, Mohan, Smith, and Ulatowski
2024: Messrs. Lum, Martin, Smith, and Ulatowski
2023: Messrs. Busk, Rostami, Smith, and Ulatowski
2022: Messrs. Mohan, Rostami, and Smith and Ms. Rummler
2021: Charles A. Pearce and Messrs. Busk, Smith, and Ulatowski
(d)Assumes that $100 was invested in Common Stock and in a market index representing our peer group on December 31, 2020, and assumes the reinvestment of dividends. The peer group market index used for this purpose is the Dow Jones U.S. Financial Services Index.
(e)Economic profit is an important financial performance measure used by the Company to evaluate business decisions and strategies and our financial performance and is used to link certain compensation actually paid to our non-PEO NEOs to Company performance (company-selected measure). The following is a reconciliation of GAAP net income to economic profit:

(In millions)	For the Years Ended December 31,
	2025	2024	2023	2022	2021
GAAP net income	$423.9	$247.9	$286.1	$535.8	$958.3
Floating yield adjustment (after-tax)	(470.9)	(420.4)	(310.1)	(196.5)	(148.5)
GAAP provision for credit losses (after-tax)	465.4	627.3	566.9	370.7	6.5
Loss on sale of building (after-tax)	—	18.3	—	—	—
Contingent loss (after-tax) (1)	55.6	6.5	—	—	—
Senior notes adjustment (after-tax)	—	—	(4.2)	(2.1)	(2.1)
Income tax adjustment	3.0	5.8	(3.1)	12.2	12.6
Adjusted net income (1)	477.0	485.4	535.6	720.1	826.8
Adjusted interest expense (after-tax)	349.5	323.0	209.5	130.4	128.5
Adjusted net income plus interest expense (after-tax) (1)	826.5	808.4	745.1	850.5	955.3
Less: cost of capital	653.2	601.6	484.6	373.9	381.2
Economic profit (1)	$173.3	$206.8	$260.5	$476.6	$574.1
					(1) 2024 amounts have been restated to remove the effect of contingent losses recognized during the period to conform to the current presentation.
Company Selected Measure Name					Economic profit
Named Executive Officers, Footnote
(c)Our non-PEO NEOs consisted of the following individuals:
2025: Messrs. Busk, Martin, Mohan, Smith, and Ulatowski
2024: Messrs. Lum, Martin, Smith, and Ulatowski
2023: Messrs. Busk, Rostami, Smith, and Ulatowski
2022: Messrs. Mohan, Rostami, and Smith and Ms. Rummler
2021: Charles A. Pearce and Messrs. Busk, Smith, and Ulatowski

Peer Group Issuers, Footnote					ssumes that $100 was invested in Common Stock and in a market index representing our peer group on December 31, 2020, and assumes the reinvestment of dividends. The peer group market index used for this purpose is the Dow Jones U.S. Financial Services Index.
Adjustment To PEO Compensation, Footnote

	PEOs
	2025 (Hegde)	2025 (Booth)	2024	2023	2022	2021 (Booth)	2021 (Roberts)
Compensation reported in the SCT	$62,567,647	$27,416,214	$1,018,553	$1,016,500	$1,015,250	$30,526,345	$359,911
Adjustments related to stock options
Deduction for amounts reported in the “Option Awards” column in the SCT	—	—	—	—	—	(29,623,631)	—
Increase for fair value of awards granted during year that remain unvested as of year end	—	—	—	—	—	53,755,806	—
Increase for fair value of awards granted during year that vested during year	—	—	—	—	—	4,392,539	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	—	(1,601,679)	2,890,227	(17,456,114)	—	—
Deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(148,648)	(87,405)	(1,706,611)	(354,054)	(6,173,561)	—	—
Adjustments related to RSUs and restricted shares
Deduction for amounts reported in the “Stock Awards” column in the SCT (1)	(61,833,291)	(26,380,906)		—	—	—	—
Increase for fair value of awards granted during year that remain unvested as of year end	62,266,219	25,323,340		—	—	—	—
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(1,586)	—	—	—	—	—	—
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	1,589	—	—	—	—	72,325	1,585,200
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	—	(48,459,600)
Compensation actually paid	$62,851,930	$26,271,243	$(2,289,737)	$3,552,673	$(22,614,425)	$59,123,384	$(46,514,489)

Non-PEO NEO Average Total Compensation Amount					$ 1,473,848	$ 13,133,539	$ 677,825	$ 4,418,311	$ 10,101,413
Non-PEO NEO Average Compensation Actually Paid Amount					$ 901,342	11,924,232	1,415,826	1,709,981	15,536,684
Adjustment to Non-PEO NEO Compensation Footnote

	Non-PEO NEOs
	2025	2024	2023	2022	2021
Compensation reported in the SCT	$1,473,848	$13,133,539	$677,825	$4,418,311	$10,101,413
Adjustments related to stock options
Deduction for amounts reported in the “Option Awards” column in the SCT	—	—	—	(1,885,347)	(9,403,018)
Increase for fair value of awards granted during year that remain unvested as of year end	—	—	—	1,630,624	10,463,258
Increase for fair value of awards granted during year that vested during year	—	—	—	—	4,304,688
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(31,263)	(9,424)	499,504	(1,554,222)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(28,829)	(867,963)	166,584	(916,535)	—
Adjustments related to RSUs
Deduction for amounts reported in the “Stock Awards” column in the SCT	(430,594)	(12,496,450)	—	(2,117,650)	—
Increase for fair value of awards granted during year that remain unvested as of year end	426,697	12,164,530	—	2,134,800	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(533,629)	—	87,495	—	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	25,112	—	(15,582)	—	70,343
Compensation actually paid	$901,342	$11,924,232	$1,415,826	$1,709,981	$15,536,684

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Company Performance Metrics. Listed below are the financial performance measures, including our company-selected measure, which in our assessment represent the most important financial performance measures we used in 2025 to link CAP to the Company’s named executive officers to Company performance. For 2025, the Company used fewer than three financial performance metrics to link CAP to the Company’s named executive officers to Company performance.

Measure	Nature	Explanation
Economic profit	Financial measure	Economic profit is a non-GAAP financial measure we use to evaluate our financial results and determine profit-sharing for team members, which is available to all team members, including named executive officers, with the exception of our Chief Executive Officer.
Share price	Financial measure	Our RSU awards provide value proportionate to the amount of shareholder wealth created, as measured by the share price. Our stock option awards provide value only if the market price of our Common Stock increases above the exercise price of the stock options.

Total Shareholder Return Amount					$ 128.05	106.09	120.40	107.24	155.47
Peer Group Total Shareholder Return Amount					197.82	198.91	152.34	125.51	148.00
Net Income (Loss)					$ 423.9	$ 247.9	$ 286.1	$ 535.8	$ 958.3
Company Selected Measure Amount					173.3	206.8	260.5	476.6	574.1
PEO Name	Vinayak R. Hegde	Brett A. Roberts	Kenneth S. Booth	Kenneth S. Booth	Kenneth S. Booth	Kenneth S. Booth	Kenneth S. Booth
Measure:: 1
Pay vs Performance Disclosure
Name					Economic profit
Non-GAAP Measure Description					Economic profit is a non-GAAP financial measure we use to evaluate our financial results and determine profit-sharing for team members, which is available to all team members, including named executive officers, with the exception of our Chief Executive Officer.
Measure:: 2
Pay vs Performance Disclosure
Name					Share price
Non-GAAP Measure Description					Our RSU awards provide value proportionate to the amount of shareholder wealth created, as measured by the share price. Our stock option awards provide value only if the market price of our Common Stock increases above the exercise price of the stock options.
Vinayak R. Hegde [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 62,567,647
PEO Actually Paid Compensation Amount	62,851,930
Kenneth S. Booth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	62,567,647		$ 30,526,345	$ 27,416,214		$ 1,018,553	$ 1,016,500	$ 1,015,250
PEO Actually Paid Compensation Amount	62,851,930		59,123,384	26,271,243		(2,289,737)	3,552,673	(22,614,425)
Brett A. Roberts [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 359,911
PEO Actually Paid Compensation Amount		(46,514,489)
PEO | Kenneth S. Booth [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		(29,623,631)	0		0	0	0
PEO | Kenneth S. Booth [Member] | Increase for Fair Value of Option Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		53,755,806	0		0	0	0
PEO | Kenneth S. Booth [Member] | Increase for Fair Value of Option Awards Granted during Year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		4,392,539	0		0	0	0
PEO | Kenneth S. Booth [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Option Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0		(1,601,679)	2,890,227	(17,456,114)
PEO | Kenneth S. Booth [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Option Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,648)		0	(87,405)		(1,706,611)	(354,054)	(6,173,561)
PEO | Kenneth S. Booth [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,833,291)			(26,380,906)
PEO | Kenneth S. Booth [Member] | Increase for Fair Value of Stock Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,266,219			25,323,340
PEO | Kenneth S. Booth [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Stock Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,586)		0	0		0	0	0
PEO | Kenneth S. Booth [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Stock Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589		72,325	0		0	0	0
PEO | Kenneth S. Booth [Member] | Deduction of Fair Value of Stock Awards Granted Prior to Year that were Forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0		$ 0	$ 0		0	0	0
PEO | Brett A. Roberts [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Brett A. Roberts [Member] | Increase for Fair Value of Option Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Brett A. Roberts [Member] | Increase for Fair Value of Option Awards Granted during Year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Brett A. Roberts [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Option Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Brett A. Roberts [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Option Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Brett A. Roberts [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Stock Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Brett A. Roberts [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Stock Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,585,200
PEO | Brett A. Roberts [Member] | Deduction of Fair Value of Stock Awards Granted Prior to Year that were Forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (48,459,600)
Non-PEO NEO | Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	0	0	(1,885,347)	$ (9,403,018)
Non-PEO NEO | Increase for Fair Value of Option Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	1,630,624	10,463,258
Non-PEO NEO | Increase for Fair Value of Option Awards Granted during Year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	4,304,688
Non-PEO NEO | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Option Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(31,263)	(9,424)	499,504	(1,554,222)	0
Non-PEO NEO | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Option Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(28,829)	(867,963)	166,584	(916,535)	0
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(430,594)	(12,496,450)	0	(2,117,650)	0
Non-PEO NEO | Increase for Fair Value of Stock Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					426,697	12,164,530	0	2,134,800	0
Non-PEO NEO | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Stock Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(533,629)	0	87,495	0	0
Non-PEO NEO | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Stock Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 25,112	$ 0	$ (15,582)	$ 0	$ 70,343